STOCK-BASED COMPENSATION - Activities of RSUs (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Shares
AWARDED (in shares) | shares	6,414
FORFEITED (in shares) | shares	(152)
ENDING OUTSTANDING (in shares) | shares	6,262
Aggregate Intrinsic Value
ENDING OUTSTANDING | $	$ 18,841
Weighted Average Grant Date Fair Value
AWARDED (in dollars per share)	$ 8.88
FORFEITED (in dollars per share)	12.65
ENDING OUTSTANDING (in dollars per share)	8.78
RSU
Weighted Average Grant Date Fair Value
Share Price	$ 3.45